Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Convertible loans		¥ 10,076,081
Total		10,076,081
Assets
Digital Assets	¥ 730,150,140
Total	730,150,140
Level 1 [Member] | Fair Value, Recurring [Member]
Liabilities
Convertible loans
Total
Assets
Digital Assets	730,150,140
Total	730,150,140
Level 2 [Member] | Fair Value, Recurring [Member]
Liabilities
Convertible loans
Total
Assets
Digital Assets
Total
Level 3 [Member] | Fair Value, Recurring [Member]
Liabilities
Convertible loans		10,076,081
Total		¥ 10,076,081
Assets
Digital Assets
Total